Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information

19. SEGMENT INFORMATION

The Company is the global leader and pioneer in developing NAND flash controllers for solid storage devices. The Company currently operates as one reportable segment. The chief operating decision maker is the Chief Executive Officer.

The Company groups its products into three categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Mobile Storage	302,910	510,687	480,735
Mobile Communications	50,896	39,322	37,447
Others	7,491	6,137	5,222

	361,297	556,146	523,404

Revenue is attributed to a geographic area based on the bill-to location. The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Taiwan	71,387	75,926	72,768
United States	39,558	59,390	40,344
Japan	19,636	17,070	18,797
Korea	150,118	183,249	176,813
China	69,623	151,112	126,048
Others	10,975	69,399	88,634

	361,297	556,146	523,404

Major customers representing at least 10% of net sales

	Year Ended December 31
	2015		2016		2017
	US$	%	US$	%	US$	%
SK Hynix	108,645	30	156,541	28	150,762	29
Intel	*	*	*	*	50,205	10

*	Less than 10%

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Taiwan	32,014	34,011	36,369
United States	274	237	242
Korea	1,891	1,448	1,936
China	16,268	12,181	12,798
Japan	22	15	25

	50,469	47,892	51,370